Description of the Business	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Description of the Business [Line Items]
Description of the Business

1. Description of the Business

XBP Europe, Inc. (“XBP”, “the Business” or “our”) is a pan-European integrator of bills, payments and related solutions and services seeking to enable digital transformation of businesses. The Business’ name — “XBP” — stands for “exchange for bills and payments” and reflects the Business’ strategy to facilitate connections between buyers and suppliers to optimize clients’ bills and payments and related digitization processes. XBP believes its business ultimately advances digital transformation, improves market-wide liquidity, and encourages sustainable business practices.

The Business provides business process management solutions with proprietary software suites and deep domain expertise, serving as a technology and operations partner for its clients’ strategic journeys and streamlining their complex, disconnected payment processes. The Business serves over 2,000 clients across Europe, the Middle East and Africa (“EMEA”). The Business client relationships span multiple industries, including banking, healthcare, insurance, and the public sector. The Business is able to deploy its solutions to clients in any EMEA market due to its cloud-based structure. Its physical footprint spans 15 countries with 34 locations.

Merger/Business Combination with CF Acquisition Corp. VIII

On October 9, 2022, XBP entered into an Agreement and Plan of Merger (“Merger Agreement”) with CF Acquisition Corp. VIII, a special purpose acquisition company (“CF VIII”), whereby the business combination will be accounted for as a reverse capitalization in accordance with Financial Accounting Standards Board’s Accounting Standards Codification Topic 805, Business Combinations (“ASC 805”). Under this method of accounting, CF VIII will be treated as the “acquired” company for financial reporting purposes with XBP surviving as a direct wholly-owned subsidiary of CF VIII.

The Merger Agreement contains customary representations, warranties, closing conditions and other terms relating to the business combination. The transaction is expected to close in the second half of 2023, subject to approval from CF VIII shareholders.

CF ACQUISITION CORP VIII [Member]
Description of the Business [Line Items]
Description of the Business

Note 1 — Description of Organization, Business Operations and Basis of Presentation

CF Acquisition Corp. VIII (the “Company”) was incorporated in Delaware on July 8, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

Although the Company is not limited in its search for target businesses to a particular industry or sector for the purpose of consummating the Business Combination, the Company intends to focus its search on companies operating in the financial services, healthcare, real estate services, technology and software industries. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of September 30, 2023, the Company had not commenced operations. All activity through September 30, 2023 relates to the Company’s formation, the initial public offering (the “Initial Public Offering”) described below, and the Company’s efforts toward locating and completing a suitable Business Combination. The Company will not generate any operating revenues until after the completion of the Business Combination, at the earliest. During the nine months ended September 30, 2023 and the three and nine months ended September 30, 2022, the Company generated non-operating income in the form of interest income on investments in money market funds that invested in U.S. government debt securities and classified as cash equivalents from the proceeds derived from the Initial Public Offering. In addition, during the three and nine months ended September 30, 2023, the Company generated non-operating income in the form of interest income from cash deposited in a demand account held at a U.S. bank. During the three and nine months ended September 30, 2022, the Company also generated non-operating income in the form of interest income from direct investments in U.S. government debt securities. During the three and nine months ended September 30, 2023 and 2022, the Company recognized changes in the fair value of the warrant liability and FPS (as defined below) liability as other income (loss).

The Company’s sponsor is CFAC Holdings VIII, LLC (the “Sponsor”). The registration statements for the Initial Public Offering became effective on March 11, 2021. On March 16, 2021, the Company consummated the Initial Public Offering of 25,000,000 units (each, a “Unit” and with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), including 3,000,000 Units sold upon the partial exercise of the underwriters’ over-allotment option, at a purchase price of $10.00 per Unit, generating gross proceeds of $250,000,000, which is described in Note 3. Each Unit consists of one share of Class A common stock and one-fourth of one redeemable warrant. Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50. Each warrant will become exercisable 30 days after the completion of the Business Combination and will expire 5 years after the completion of the Business Combination, or earlier upon redemption or liquidation.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 540,000 units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit to the Sponsor in a private placement, generating gross proceeds of $5,400,000, which is described in Note 4. The proceeds of the Private Placement Units were deposited into the Trust Account (as defined below) and will be used to fund the redemption of the Public Shares subject to the requirements of applicable law (see Note 4).

Offering costs amounted to approximately $4,900,000, consisting of $4,500,000 of underwriting fees and approximately $400,000 of other costs.

Following the closing of the Initial Public Offering and sale of the Private Placement Units on March 16, 2021, an amount of $250,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Units (see Note 4) was placed in a trust account (the “Trust Account”) located in the United States at J.P. Morgan Chase Bank, N.A., with Continental Stock Transfer & Trust Company (“Continental”) acting as trustee, which were initially invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company. To mitigate the risk of the Company being deemed to be an unregistered investment company (including under the subjective test of Section 3(a)(1)(A) of the Investment Company Act) and thus be subject to regulation under the Investment Company Act, on March 16, 2023, the 24-month anniversary of the effective date of the registration statement for the Initial Public Offering, the Company instructed Continental, the trustee with respect to the Trust Account, to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in an interest-bearing demand deposit account at Citibank, N.A., with Continental continuing to act as trustee, until the earlier of the consummation of the Business Combination or the distribution of the Trust Account. As a result, following the liquidation of investments in the Trust Account, the remaining proceeds from the Initial Public Offering and Private Placement are no longer invested in U.S. government debt securities or money market funds that invest in U.S. government debt securities.

Merger Agreement with XBP Europe, Inc. — On October 9, 2022, the Company entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”) by and among the Company, Sierra Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), BTC International Holdings, Inc., a Delaware corporation (“Parent”), and XBP Europe, Inc., a Delaware corporation and a direct wholly owned subsidiary of Parent (“XBP Europe”). Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, Merger Sub will merge with and into XBP Europe (the “Merger” and together with the other transactions contemplated by the Merger Agreement, the “XBP Europe Business Combination”) whereby the separate existence of Merger Sub will cease and XBP Europe will be the surviving corporation of the Merger and become a wholly owned subsidiary of the Company.

The board of directors and stockholders of the Company have approved the Merger and the XBP Europe Business Combination. The closing of the XBP Europe Business Combination is subject to customary closing conditions, including the receipt of certain regulatory approvals.

Certain existing agreements of the Company, including, but not limited to, the business combination marketing agreement, have been or will be amended or amended and restated in connection with the XBP Europe Business Combination, all as further described in the definitive proxy statement filed by the Company with the SEC on August 4, 2023 (the “XBP Europe Proxy Statement”).

For more information related to the XBP Europe Business Combination, reference should be made to the Form 8-K that was filed by the Company with the SEC on October 11, 2022, the XBP Europe Proxy Statement and the other filings that the Company has made with the SEC.

Initial Business Combination — The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating the Business Combination, including the XBP Europe Business Combination. There is no assurance that the Company will be able to complete the Business Combination successfully. The Company must complete one or more Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete the Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide the holders of the Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of the Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of the Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account. The per share amount to be distributed to public stockholders who redeem the Public Shares will not be reduced by the Marketing Fee

(as defined in Note 4). There will be no redemption rights upon the completion of the Business Combination with respect to the Company’s warrants. The Company will proceed with the Business Combination only if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon such consummation of the Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its amended and restated certificate of incorporation (as may be amended, the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”) and file tender offer documents with the SEC prior to completing the Business Combination. If, however, stockholder approval of the Business Combination is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed Business Combination. If the Company seeks stockholder approval in connection with the Business Combination, the initial stockholders (as defined below) have agreed to vote their Founder Shares (as defined in Note 4), their Private Placement Shares (as defined in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of the Business Combination. In addition, the initial stockholders have agreed to waive their redemption rights with respect to their Founder Shares and any Public Shares held by the initial stockholders in connection with the completion of the Business Combination.

Notwithstanding the foregoing, the Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Class A common stock sold in the Initial Public Offering, without the prior consent of the Company.

On August 24, 2023, the Company held a special meeting of stockholders (the “Special Meeting”) in connection with the XBP Europe Business Combination, at which the stockholders approved the XBP Europe Business Combination. The closing of the XBP Europe Business Combination is subject to customary closing conditions, including the receipt of certain regulatory approvals.

The Sponsor and the Company’s officers and directors (the “initial stockholders”) have agreed not to propose an amendment to the Amended and Restated Certificate of Incorporation (i) that would affect the substance or timing of the Company’s obligation to allow redemption in connection with the Business Combination or to redeem 100% of the Public Shares if the Company does not complete the Business Combination or (ii) with respect to any other provision relating to stockholders’ rights or pre-business combination activity, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

Forward Purchase Contract — In connection with the Initial Public Offering, the Sponsor committed, pursuant to a forward purchase contract with the Company (the “FPA”), to purchase, in a private placement for gross proceeds of $10,000,000 to occur concurrently with the consummation of the initial Business Combination, 1,000,000 of the Company’s Units on substantially the same terms as the sale of Units in the Initial Public Offering at $10.00 per Unit, and 250,000 shares of Class A common stock (for no additional consideration) (the securities issuable pursuant to the FPA, the “FPS”). The funds from the sale of the FPS will be used as part of the consideration to the sellers in the initial Business Combination; any excess funds from this private placement will be used for working capital in the post-transaction company. This commitment is independent of the percentage of stockholders electing to redeem their Public Shares and provides the Company with a minimum funding level for the initial Business Combination.

Failure to Consummate a Business Combination — The Company has until March 16, 2024 (which was originally March 16, 2022 and has been extended by the Extensions (as defined below)), or a later date approved by the Company’s stockholders in accordance with the Amended and Restated Certificate of Incorporation, to consummate the Business Combination (the “Combination Period”). If the Company is unable to complete the

Business Combination by the end of the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes, other than excise tax (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in the case of clauses (ii) and (iii), to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete the Business Combination within the Combination Period.

On March 8, 2022, at a special meeting of the Company’s stockholders, the Company’s stockholders approved an extension of the expiration of the period in which the Company has to consummate the Business Combination from March 16, 2022 to September 30, 2022 (the “First Extension”). In connection with the First Extension, on March 9, 2022, the Sponsor loaned the Company an aggregate amount of $4,424,015 ($0.20 for each Public Share that was not redeemed in connection with the First Extension) (the “First Extension Loan”). The proceeds of the First Extension Loan were deposited into the Trust Account on March 9, 2022.

On September 27, 2022, at a special meeting of the Company’s stockholders, the Company’s stockholders approved an additional extension of the expiration of the period in which the Company has to consummate the Business Combination from September 30, 2022 to March 16, 2023 (the “Second Extension”). In connection with the Second Extension, on September 30, 2022, the Sponsor loaned the Company an aggregate amount of $976,832 ($0.33 for each Public Share that was not redeemed in connection with the Second Extension) (the “Second Extension Loan”). The proceeds of the Second Extension Loan were deposited into the Trust Account on September 30, 2022.

On March 14, 2023, at a special meeting of the Company’s stockholders, the Company’s stockholders approved an additional extension of the expiration of the period in which the Company has to consummate the Business Combination from March 16, 2023 to September 16, 2023 or an earlier date determined by the board of directors of the Company (the “Third Extension”). In connection with the Third Extension, the Sponsor loaned the Company an aggregate amount of $344,781 (the “Third Extension Loan”). In connection with the stockholder vote to approve the Third Extension, 1,523,509 Public Shares were redeemed at approximately $10.69 a share, resulting in a reduction of $16,290,945 in the amount held in the Trust Account.

On September 14, 2023, at a special meeting of the Company’s stockholders, the Company’s stockholders approved an additional extension of the expiration of the period in which the Company has to consummate the Business Combination from September 16, 2023 to March 16, 2024 or an earlier date determined by the board of directors of the Company (the “Fourth Extension,” and together with the First Extension, the Second Extension and the Third Extension, the “Extensions”). In connection with the stockholder vote to approve the Fourth Extension, 730,270 Public Shares were redeemed at approximately $11.06 a share, resulting in a reduction of $8,075,492 in the amount held in the Trust Account.

Each of the First Extension Loan, the Second Extension Loan and the Third Extension Loan bears no interest and is due and payable on the date on which the Company consummates the initial Business Combination. The principal balance of each loan may be prepaid at any time with funds outside of the Trust Account.

Pursuant to the terms and conditions of the XBP Europe Business Combination, in connection with the consummation of the XBP Europe Business Combination, all amounts outstanding under each of the First Extension Loan, the Second Extension Loan and the Third Extension Loan will be converted into shares of Class A common stock at $10.00 per share in accordance with, and subject to the exceptions set forth in, the Merger Agreement.

The XBP Europe Business Combination is anticipated to close during the Combination Period. If the XBP Europe Business Combination does not close during the Combination Period, the Company may seek approval from its stockholders to further extend the Combination Period.

The initial stockholders have agreed to waive their liquidation rights from the Trust Account with respect to the Founder Shares and the Private Placement Shares if the Company fails to complete the Business Combination within the Combination Period. However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete the Business Combination within the Combination Period. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account below $10.00 per share. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account, except for the Company’s underwriters and independent registered public accounting firm.

Liquidity and Capital Resources

As of September 30, 2023 and December 31, 2022, the Company had $65,000 and approximately $41,200, respectively, of cash in its operating account. As of September 30, 2023 and December 31, 2022, the Company had a working capital deficit of approximately $11,566,000 and $9,209,000, respectively. As of September 30, 2023 and December 31, 2022, approximately $228,000 and $276,000, respectively, of interest income earned on funds held in the Trust Account was available to pay taxes.

The Company’s liquidity needs through September 30, 2023 have been satisfied through a contribution of $25,000 from the Sponsor in exchange for the issuance of the Founder Shares, a loan of approximately $79,000 from the Sponsor pursuant to a promissory note (the “Pre-IPO Note”) (see Note 4), the proceeds from the sale of the Private Placement Units not held in the Trust Account, the Sponsor Loan (as defined below), the First Working Capital Loan (as defined below), the Second Working Capital Loan (as defined below), the Third Working Capital Loan (as defined below) and the Fourth Working Capital Loan (as defined below). The Company fully repaid the Pre-IPO Note upon completion of the Initial Public Offering. In addition, in order to finance transaction costs in connection with the Business Combination, the Sponsor loaned the Company $1,750,000 to fund the Company’s expenses relating to investigating and selecting a target business and other working capital requirements after the Initial Public Offering and prior to the Business Combination (the “Sponsor Loan”). If the Sponsor Loan is insufficient, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company with Working Capital Loans (as defined in Note 4).

On March 9, 2022, the Company borrowed $4,424,015 ($0.20 for each Public Share that was not redeemed in connection with the First Extension) from the Sponsor pursuant to the First Extension Loan, which was deposited into the Trust Account.

On June 30, 2022, the Company entered into a Working Capital Loan (the “First Working Capital Loan”) with the Sponsor in the amount of up to $1,000,000 in connection with advances the Sponsor has made to the Company for working capital expenses, which First Working Capital Loan has been fully drawn by the Company.

On September 30, 2022, the Company borrowed $976,832 ($0.33 for each Public Share that was not redeemed in connection with the Second Extension) from the Sponsor pursuant to the Second Extension Loan, which was deposited into the Trust Account.

On October 14, 2022, the Company entered into a second Working Capital Loan with the Sponsor in the amount of up to $750,000 (the “Second Working Capital Loan”) in connection with advances the Sponsor has made to the Company for working capital expenses, which Second Working Capital Loan has been fully drawn by the Company.

On March 15, 2023, the Company entered into the Third Extension Loan with the Sponsor, pursuant to which the Sponsor loaned the Company $344,781 in the aggregate.

On March 31, 2023, the Company entered into a third Working Capital Loan with the Sponsor in the amount of up to $500,000 (the “Third Working Capital Loan”) in connection with advances the Sponsor has made to the Company for working capital expenses, which Third Working Capital Loan has been fully drawn by the Company.

On August 31, 2023, the Company entered into a fourth Working Capital Loan with the Sponsor in the amount of up to $300,000 (the “Fourth Working Capital Loan”) in connection with advances the Sponsor has made and will make to the Company for working capital expenses.

Each of the First Extension Loan, the First Working Capital Loan, the Second Extension Loan, the Second Working Capital Loan, the Third Extension Loan, the Third Working Capital Loan and the Fourth Working Capital Loan bears no interest and is due and payable on the date on which the Company consummates the initial Business Combination. The principal balance of each loan may be prepaid at any time with funds outside of the Trust Account.

Pursuant to the terms and conditions of the XBP Europe Business Combination, in connection with the consummation of the XBP Europe Business Combination, all amounts outstanding under each of the Sponsor Loan, the First Working Capital Loan, the Second Working Capital Loan, the Third Working Capital Loan, the Fourth Working Capital Loan, the First Extension Loan, the Second Extension Loan and the Third Extension Loan will be converted into shares of Class A common stock at $10.00 per share in accordance with, and subject to the exceptions set forth in, the Merger Agreement.

As of September 30, 2023 and December 31, 2022, the carrying amounts of the loans payable by the Company to the Sponsor were approximately $9,906,000 and $8,200,000, respectively. As of September 30, 2023 and December 31, 2022, the face amounts of these loans were approximately $9,906,000 and $8,500,000, respectively. See “Related Party Loans” below for additional information.

Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity from the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors, to meet its needs through the earlier of the consummation of the Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective target businesses, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.

Basis of Presentation

The unaudited condensed consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC and reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the financial position as of September 30, 2023 and the results of operations and cash flows for the periods presented. Certain information and disclosures normally included in unaudited condensed consolidated financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to such rules and regulations. Interim results are not necessarily indicative of results for a full year or any future period. The accompanying unaudited consolidated condensed financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Form 10-K and the final prospectus filed by the Company with the SEC on March 29, 2023 and March 15, 2021, respectively and our Form 10-K/A for the year ended December 31, 2022, as filed with the SEC on April 25, 2023.

Principles of Consolidation

The unaudited condensed consolidated financial statements of the Company include its wholly-owned subsidiary. All intercompany accounts and transactions are eliminated in consolidation.

Going Concern

In connection with the Company’s going concern considerations in accordance with guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) 205-40, Presentation of Financial Statements — Going Concern, the Company has until March 16, 2024 to consummate the Business Combination. The Company’s mandatory liquidation date, if the Business Combination is not consummated, raises substantial doubt about the Company’s ability to continue as a going concern. These unaudited condensed consolidated financial statements do not include any adjustments related to the recovery of the recorded assets or the classification of the liabilities should the Company be unable to continue as a going concern. As discussed in Note 1, in the event of a mandatory liquidation, within ten business days, the Company will redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes, other than excise tax (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares.

Emerging Growth Company

The Company is an “emerging growth company”, as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s unaudited condensed consolidated financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded U.S. corporations and certain U.S. subsidiaries of publicly traded foreign corporations that occur after December 31, 2022. The excise tax is imposed on the repurchasing corporation itself and not its stockholders from which the shares are repurchased. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury Department”) has authority to promulgate regulations and provide other guidance regarding the excise tax. In December 2022, the Treasury Department issued Notice 2023-2, Initial Guidance Regarding the Application of the Excise Tax on Repurchases of Corporate Stock under Section 4501 of the Internal Revenue Code, indicating its intention to propose such regulations and issuing certain interim rules on which taxpayers may rely. Under the interim rules, liquidating distributions made by special purpose acquisition companies are exempt from the excise tax. In addition, any redemptions that occur in the same taxable year as a liquidation is completed will also be exempt from such tax. Any redemption or other repurchase that occurs after December 31, 2022, in connection with the Business Combination, extension vote or otherwise (such as in connection with the Third Extension), may be subject to the excise tax depending on a number of factors. Because the excise tax would be payable by the Company and not by the redeeming stockholders, the mechanics of any required payment of the excise tax have not yet been determined. Based on the IR Act and the guidance currently available, the Company does not expect the excise tax to apply to redemptions occurring in the same taxable year as the consummation of the XBP Europe Business Combination, because the fair market value of the common stock to be issued in connection with the consummation of the XBP Europe Business Combination is expected to be larger than the aggregate fair market value of the redeemed shares of the Company’s common stock occurring during 2023. However, if the excise tax is due, it would be payable by the Company and not by the redeeming holder. The obligation of the Company to pay any excise tax could cause a reduction in the cash available on hand to complete the Business Combination, in the Company’s ability to complete the Business Combination, or a reduction in cash available to the Company after consummation of the XBP Europe Business Combination. At this time, it has been determined that none of the IR Act tax provisions have an impact to the Company’s fiscal 2023 tax provision. Management will continue to monitor any updates to the Company’s business along with guidance issued with respect to the IR Act to determine any impact on the Company’s unaudited condensed consolidated financial statements.

Note 1 — Description of Organization, Business Operations and Basis of Presentation

CF Acquisition Corp. VIII (the “Company”) was incorporated in Delaware on July 8, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

Although the Company is not limited in its search for target businesses to a particular industry or sector for the purpose of consummating a Business Combination, the Company intends to focus its search on companies operating in the financial services, healthcare, real estate services, technology and software industries. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2022, the Company had not commenced operations. All activity through December 31, 2022 relates to the Company’s formation, the initial public offering (the “Initial Public Offering”) described below, and the Company’s efforts toward locating and completing a suitable Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. During the years ended December 31, 2022 and 2021, the Company generated non-operating income in the form of interest income on investments in money market funds that invest in U.S. government debt securities and classified as cash equivalents from the proceeds derived from the Initial Public Offering, and recognized changes in the fair value of the warrant liability and FPS (as defined below) liability as other income (loss). In addition, during the year ended December 31, 2022, the Company generated non-operating income in the form of interest income from direct investments in U.S. government debt securities.

The Company’s sponsor is CFAC Holdings VIII, LLC (the “Sponsor”). The registration statements for the Initial Public Offering became effective on March 11, 2021. On March 16, 2021, the Company consummated the Initial Public Offering of 25,000,000 units (each, a “Unit” and with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), including 3,000,000 Units sold upon the partial exercise of the underwriters’ over-allotment option, at a purchase price of $10.00 per Unit, generating gross proceeds of $250,000,000, which is described in Note 3. Each Unit consists of one share of Class A common stock and one-fourth of one redeemable warrant. Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50. Each warrant will become exercisable 30 days after the completion of the Business Combination and will expire 5 years after the completion of the Business Combination, or earlier upon redemption or liquidation.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 540,000 units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit to the Sponsor in a private placement, generating gross proceeds of $5,400,000, which is described in Note 4. The proceeds of the Private Placement Units were deposited into the Trust Account (as defined below) and will be used to fund the redemption of the Public Shares subject to the requirements of applicable law (see Note 4).

Offering costs amounted to approximately $4,900,000, consisting of $4,500,000 of underwriting fees and approximately $400,000 of other costs.

Following the closing of the Initial Public Offering and sale of the Private Placement Units on March 16, 2021, an amount of $250,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Units (see Note 4) was placed in a trust account (the “Trust Account”) located in the United States at J.P. Morgan Chase Bank, N.A., with Continental Stock Transfer & Trust Company acting as trustee, which may be invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below.

On March 16, 2023, the Company instructed Continental Stock Transfer & Trust Company to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in an interest-bearing demand deposit account at Citibank, N.A., with Continental Stock Transfer & Trust Company continuing to act as trustee, until the earlier of the consummation of the initial business combination or liquidation. As a result, following the liquidation of investments in the Trust Account, the remaining proceeds from the Initial Public Offering and Private Placement are no longer invested in U.S. government debt securities or money market funds that invest in U.S. government debt securities.

Merger Agreement with XBP Europe, Inc. — On October 9, 2022, the Company entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”) by and among the Company, Sierra Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), BTC International Holdings, Inc., a Delaware corporation (“Parent”), and XBP Europe, Inc., a Delaware corporation and a direct wholly owned subsidiary of Parent (“XBP Europe”). Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, Merger Sub will merge with and into XBP Europe (the “Merger” and together with the other transactions contemplated by the Merger Agreement, the “XBP Europe Business Combination”) whereby the separate existence of Merger Sub will cease and XBP Europe will be the surviving corporation of the Merger and become a wholly owned subsidiary of the Company.

The board of directors of the Company has unanimously approved the Merger and the XBP Europe Business Combination. The closing of the XBP Europe Business Combination will require the approval of the stockholders of the Company and is subject to other customary closing conditions, including the receipt of certain regulatory approvals.

Certain existing agreements of the Company, including, but not limited to, the business combination marketing agreement, have been or will be amended or amended and restated in connection with the XBP Europe Business Combination, all as further described in the proxy statement initially filed by the Company with the SEC on February 13, 2023 (as amended from time to time, the “XBP Europe Proxy Statement”).

For more information related to the XBP Europe Business Combination, reference should be made to the Form 8-K that was filed by the Company with the SEC on October 11, 2022 and the XBP Europe Proxy Statement.

Initial Business Combination — The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination, including the XBP Europe Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide the holders of the Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.00 per Public Share). The per share amount to be distributed to public stockholders who redeem the Public Shares will not be reduced by the Marketing Fee (as defined in Note 4). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its amended and restated certificate of incorporation (as may be amended, the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the Business Combination is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed Business Combination. If the Company seeks stockholder approval in connection with a Business Combination, the initial stockholders (as defined below) have agreed to vote their Founder Shares (as defined in Note 4), their Private Placement Shares and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the initial stockholders have agreed to waive their redemption rights with respect to their Founder Shares and any Public Shares held by the initial stockholders in connection with the completion of a Business Combination.

Notwithstanding the foregoing, the Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Class A common stock sold in the Initial Public Offering, without the prior consent of the Company.

The Sponsor and the Company’s officers and directors (the “initial stockholders”) have agreed not to propose an amendment to the Amended and Restated Certificate of Incorporation (i) that would affect the substance or timing of the Company’s obligation to allow redemption in connection with its initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete a Business Combination or (ii) with respect to any other provision relating to stockholders’ rights or pre-business combination activity, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

Forward Purchase Contract — In connection with the Initial Public Offering, the Sponsor committed, pursuant to a forward purchase contract with the Company (the “FPA”), to purchase, in a private placement for gross proceeds of $10,000,000 to occur concurrently with the consummation of an initial Business Combination, 1,000,000 of the Company’s Units on substantially the same terms as the sale of Units in the Initial Public Offering at $10.00 per Unit, and 250,000 shares of Class A common stock (for no additional consideration) (the securities issuable pursuant to the FPA, the “FPS”). The funds from the sale of the FPS will be used as part of the consideration to the sellers in the initial Business Combination; any excess funds from this private placement will be used for working capital in the post-transaction company. This commitment is independent of the percentage of stockholders electing to redeem their Public Shares and provides the Company with a minimum funding level for the initial Business Combination.

Failure to Consummate a Business Combination — The Company has until September 16, 2023 (which was originally March 16, 2022 and was extended to September 16, 2023 in the Extensions (as defined below) and the Third Extension (as defined in Note 10)), or a later date approved by the Company’s stockholders in accordance with the Amended and Restated Certificate of Incorporation, to consummate a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination by the end of the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in the case of clauses (ii) and (iii), to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

On March 8, 2022, at a special meeting of the Company’s stockholders, the Company’s stockholders approved an extension of the expiration of the period in which the Company has to consummate a Business Combination from March 16, 2022 to September 30, 2022 (the “First Extension”). In connection with the approval of the First Extension, on March 9, 2022, the Sponsor loaned the Company an aggregate amount of $4,424,015 ($0.20 for each Public Share that was not redeemed in connection with the First Extension) (the “First Extension Loan”). The proceeds of the First Extension Loan were deposited in the Trust Account on March 9, 2022. The First Extension Loan does not bear interest and is repayable by the Company to the Sponsor or its designees upon consummation of an initial Business Combination.

On September 27, 2022, at a special meeting of the Company’s stockholders, the Company’s stockholders approved an extension of the expiration of the period in which the Company has to consummate a Business Combination from September 30, 2022 to March 16, 2023 (the “Second Extension” and, together with the First Extension, the “Extensions”). In connection with the approval of the Second Extension, on September 30, 2022, the Sponsor loaned the Company an aggregate amount of $976,832 ($0.33 for each Public Share that was not redeemed in connection with the Second Extension) (the “Second Extension Loan”). The proceeds of the Second Extension Loan were deposited in the Trust Account on September 30, 2022. The Second Extension Loan does not bear interest and is repayable by the Company to the Sponsor or its designees upon consummation of an initial Business Combination.

Pursuant to the terms and conditions of the XBP Europe Business Combination, in connection with the consummation of the XBP Europe Business Combination, all amounts outstanding under each of the First Extension Loan and the Second Extension Loan will be converted into shares of Class A common stock at $10.00 per share in accordance with, and subject to the exceptions set forth in, the Merger Agreement.

If consummated, the XBP Europe Business Combination would be a Business Combination that is anticipated to close in 2023. If the Merger is not closed during the Combination Period, the Company may seek approval from its stockholders to further extend the Combination Period.

The initial stockholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account below $10.00 per share. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the

Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account, except for the Company’s independent registered public accounting firm.

Liquidity and Capital Resources

As of December 31, 2022 and 2021, the Company had approximately $41,200 and $25,000, respectively, of cash in its operating account. As of December 31, 2022 and 2021, the Company had a working capital deficit of approximately $9,209,000 and $2,634,000, respectively. As of December 31, 2022 and 2021, approximately $276,000 and $18,000, respectively, of interest income earned on funds held in the Trust Account was available to pay taxes.

The Company’s liquidity needs through December 31, 2022 have been satisfied through a contribution of $25,000 from the Sponsor in exchange for the issuance of the Founder Shares, a loan of approximately $79,000 from the Sponsor pursuant to a promissory note (the “Pre-IPO Note”) (see Note 4), the proceeds from the sale of the Private Placement Units not held in the Trust Account, the Sponsor Loan (as defined below), the First Working Capital Loan (as defined below) and the Second Working Capital Loan (as defined below). The Company fully repaid the Pre-IPO Note upon completion of the Initial Public Offering. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor committed up to $1,750,000 to be provided to the Company to fund the Company’s expenses relating to investigating and selecting a target business and other working capital requirements after the Initial Public Offering and prior to the Company’s initial Business Combination (the “Sponsor Loan”), which Sponsor Loan has been fully drawn by the Company. If the Sponsor Loan is insufficient, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company with Working Capital Loans (as defined in Note 4).

On March 9, 2022, the Company borrowed $4,424,015 ($0.20 for each Public Share that was not redeemed in connection with the First Extension) from the Sponsor pursuant to the First Extension Loan, which was deposited in the Trust Account.

On June 30, 2022, the Company entered into a Working Capital Loan (the “First Working Capital Loan”) with the Sponsor in the amount of up to $1,000,000 in connection with advances the Sponsor will make to the Company for working capital expenses, which First Working Capital Loan has been fully drawn by the Company.

On September 30, 2022, the Company borrowed $976,832 ($0.33 for each Public Share that was not redeemed in connection with the Second Extension) from the Sponsor pursuant to the Second Extension Loan, which was deposited in the Trust Account.

On October 14, 2022, the Company entered into a second Working Capital Loan with the Sponsor in the amount of up to $750,000 (the “Second Working Capital Loan”) in connection with advances the Sponsor will make to the Company for working capital expenses.

Each of the First Extension Loan, the First Working Capital Loan, the Second Extension Loan and the Second Working Capital Loan bears no interest and is due and payable on the date on which the Company consummates its initial Business Combination. The principal balance of each loan may be prepaid at any time with funds outside of the Trust Account.

Pursuant to the terms and conditions of the XBP Europe Business Combination, in connection with the consummation of the XBP Europe Business Combination, all amounts outstanding under each of the First Working Capital Loan, the Second Working Capital Loan, the First Extension Loan and the Second Extension Loan will be converted into shares of Class A common stock at $10.00 per share in accordance with, and subject to the exceptions set forth in, the Merger Agreement.

As of December 31, 2022 and 2021, the carrying amounts of the loans payable by the Company to the Sponsor were approximately $8,200,000 and $734,000, respectively. As of December 31, 2022 and 2021, the face amounts of these loans were approximately $8,500,000 and $734,000, respectively.

Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity from the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors, to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective target businesses, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.

Basis of Presentation

The accompanying consolidated financial statements are presented in U.S. dollars, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for financial information and pursuant to the rules and regulations of the SEC.

Principles of Consolidation

The consolidated financial statements of the Company include its wholly-owned subsidiary. All intercompany accounts and transactions are eliminated in consolidation.

Going Concern

In connection with the Company’s going concern considerations in accordance with guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) 205-40, Presentation of Financial Statements — Going Concern, the Company has until September 16, 2023 to consummate a Business Combination. The Company’s mandatory liquidation date, if a Business Combination is not consummated, raises substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments related to the recovery of the recorded assets or the classification of the liabilities should the Company be unable to continue as a going concern. As discussed in Note 1, in the event of a mandatory liquidation, within ten business days, the Company will redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares.

Emerging Growth Company

The Company is an “emerging growth company”, as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s consolidated financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded U.S. corporations and certain U.S. subsidiaries of publicly traded foreign corporations that occur after December 31, 2022. The excise tax is imposed on the repurchasing corporation itself and not its stockholders from which the shares are repurchased. In addition, certain exceptions apply to the excise tax. Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax depending on a number of factors. The U.S. Department of the Treasury (the “Treasury Department”) has authority to promulgate regulations and provide other guidance regarding the excise tax. In December 2022, the Treasury Department issued Notice 2023-2, Initial Guidance Regarding the Application of the Excise Tax on Repurchases of Corporate Stock under Section 4501 of the Internal Revenue Code, indicating its intention to propose such regulations and issuing certain interim rules on which taxpayers may rely. Under the interim rules, liquidating distributions made by SPACs are exempt from the excise tax. In addition, any redemptions that occur in the same taxable year as a liquidation is completed will also be exempt from such tax. Because the excise tax would be payable by the Company and not by the redeeming stockholders, the mechanics of any required payment of the excise tax have not yet been determined. The obligation of the Company to pay any excise tax could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination. At this time, it has been determined that none of the IR Act tax provisions have an impact to the Company’s fiscal 2022 tax provision. Management will continue to monitor any updates to the Company’s business along with guidance issued with respect to the IR Act to determine any impact on the Company’s consolidated financial statements.